Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,687	$ 3,496	$ 3,391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	662	645	758
Deferred income taxes	345	293	403
Provision for loan losses	950	1,235	1,337
Gain on sale of loans, net	(219)	(242)	(463)
Securities (gain) loss, net	(237)	(148)	(152)
Security amortization, net of accretion	226	121	105
Other-than-temporary impairment of investments			70
Secondary market loan sale proceeds	7,201	11,362	21,005
Originations of secondary market loans held-for-sale	(7,019)	(10,831)	(20,986)
Effects of changes in operating assets and liabilities:
Net deferred loan costs	35	62	78
Accrued interest receivable	(134)	100	70
Accrued interest payable	(31)	(109)	(96)
Prepaid FDIC assessment	345	437	(1,483)
Other assets and liabilities	(37)	(419)	(611)
Net cash provided by operating activities	5,774	6,002	3,426
Securities available-for-sale:
Proceeds from maturities and repayments	45,332	51,234	33,769
Proceeds from sale	3,244	3,359	1,305
Purchases	(95,542)	(54,909)	(32,197)
Purchase of restricted stock			(231)
Loan originations, net of repayments	(1,065)	(3,827)	1,864
Net cash from acquisition	60,872
Proceeds from sale of other real estate	883	476	83
Property, equipment and software acquisitions	(586)	(103)	(671)
Net cash provided by (used in) investing activities	13,138	(3,770)	3,922
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	15,648	24,084	24,246
Net change in short-term borrowings	5,055	3,254	5,872
Federal Home Loan Bank borrowings:
Proceeds			4,000
Repayments	(3,748)	(21,902)	(9,582)
Cash dividends paid	(1,969)	(1,969)	(1,969)
Net cash provided by financing activities	14,986	3,467	22,567
NET INCREASE IN CASH AND CASH EQUIVALENTS	33,898	5,699	29,915
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	48,360	42,661	12,746
CASH AND CASH EQUIVALENTS AT END OF YEAR	82,258	48,360	42,661
Cash paid during the year for:
Interest expense	3,769	5,206	7,055
Income taxes	1,525	1,310	920
Acquisition of noncash assets and liabilities:
Assets acquired	13,631
Liabilities assumed	74,503
Noncash investing activities:
Transfer of loans to other real estate owned	$ 814	$ 337	$ 195